Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Schedule of Future Operating Lease Minimum Payments	Future minimum payments under these noncancelable leases are as follows (in thousands):

Year ending December 31,	Operating Leases
2016	$1,970
2017	2,000
2018	1,948
2019	539
Thereafter	518

$6,975